Accrued Expenses	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Accrued Expenses
Note 15 - Accrued Expenses
Accrued expenses include professional fees, management fees and other accrued expenses relating to rig operations and consist of the following:

(In $ millions)	June 30, 2026	December 31, 2025
Accrued payroll and bonus	10.5	12.4
Other accrued expenses	78.6	63.6
Total	89.1	76.0